Share-Based and Other Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2014
Stock Options [Member]
Stock Option Activity

Stock Option activity during 2014 was as follows:

	Number of Stock Options (in thousands)	Weighted Average Exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2014	1,568	$18.48
Exercised	193	5.35
Forfeited	16	24.45
Expired	71	18.85

Outstanding at December 31, 2014	1,288	$20.35	6.2	$2.5

Exercisable at December 31, 2014	1,153	$19.43	6.0	$2.5

Anti-Dilution Option Grants [Member]
Stock Option Activity

Anti-Dilution Option activity during 2014 was as follows:

	Number of Stock Options (in thousands)	Weighted Average Exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2014	2,403	$18.00
Exercised	178	18.00
Expired	209	18.00

Outstanding at December 31, 2014	2,016	$18.00	7.1	—

Exercisable at December 31, 2014	2,016	$18.00	7.1	—

Time Based Restricted Stock Units RSU [Member]
Restricted Award Activity

Time-based RSUs activity during 2014 was as follows:

	Number of Time-based RSUs (in thousands)	Weighted Average grant date fair value	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2014	817	$20.15
Granted	3,067	17.45
Vested	446	20.06
Forfeited	88	18.49

Outstanding at December 31, 2014	3,350	$17.73	2.5	$58.2

Performance Based Restricted Stock Units RSU [Member]
Restricted Award Activity

Performance-based RSUs activity during 2014 was as follows:

	Number of RSUs (in thousands)	Weighted Average grant date fair value	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2014	550	$21.96
Granted	398	21.48
Forfeited	34	21.75

Outstanding at December 31, 2014	914	$21.76	1.6	$15.9